Revenues (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The disaggregation of the Company’s revenue was as follows:

	2022	2021
	$	$

Subscription revenue	248,430	119,323
Transaction-based revenue	264,044	82,951
Hardware and other revenue	35,898	19,454

Total revenues	548,372	221,728